As filed with the U.S. Securities and Exchange Commission on December 17, 2013

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1,005	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,005	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(December 17, 2013)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares China Large-Cap ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Total International Stock ETF

iShares Developed Small-Cap ex North America ETF

iShares FTSE China ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. Consumer Discretionary ETF

iShares MSCI ACWI ex U.S. Consumer Staples ETF

iShares MSCI ACWI ex U.S. Energy ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI ex U.S. Financials ETF

iShares MSCI ACWI ex U.S. Healthcare ETF

iShares MSCI ACWI ex U.S. Industrials ETF

iShares MSCI ACWI ex U.S. Information Technology ETF

iShares MSCI ACWI ex U.S. Materials ETF

iShares MSCI ACWI ex U.S. Telecommunication Services ETF

iShares MSCI ACWI ex U.S. Utilities ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI All Country Asia ex Japan Small-Cap ETF

iShares MSCI All Country Asia Information Technology ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Minimum Volatility ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Emerging Markets Financials ETF

iShares MSCI Emerging Markets Materials ETF

iShares MSCI Europe Financials ETF

iShares MSCI Far East Financials ETF

iShares MSCI Kokusai ETF

iShares MSCI USA Minimum Volatility ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Value Factor ETF

iShares North American Natural Resources ETF

iShares North American Tech ETF

iShares North American Tech-Multimedia Networking ETF

iShares North American Tech-Software ETF

iShares NYSE 100 ETF

iShares NYSE Composite ETF

iShares PHLX Semiconductor ETF

iShares Aggressive Allocation ETF

iShares Conservative Allocation ETF

iShares Growth Allocation ETF

iShares Moderate Allocation ETF

iShares Target Date 2010 ETF

iShares Target Date 2015 ETF

iShares Target Date 2020 ETF

iShares Target Date 2025 ETF

iShares Target Date 2030 ETF

iShares Target Date 2035 ETF

iShares Target Date 2040 ETF

iShares Target Date 2045 ETF

iShares Target Date 2050 ETF

iShares Target Date Retirement Income ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,005 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of December, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date: December 16, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,005 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: December 16, 2013

John E. Martinez*
Trustee
Date: December 16, 2013

George G.C. Parker*
Trustee
Date: December 16, 2013

Cecilia H. Herbert*
Trustee
Date: December 16, 2013

Charles A. Hurty*
Trustee
Date: December 16, 2013

John E. Kerrigan*
Trustee
Date: December 16, 2013

Robert H. Silver*
Trustee
Date: December 16, 2013

Robert S. Kapito*
Trustee
Date: December 16, 2013

Madhav V. Rajan*
Trustee
Date: December 16, 2013

/s/ Jack Gee
Jack Gee
Treasurer
Date: December 16, 2013

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: December 16, 2013

*	Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 908, filed June 20, 2013.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase